Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

July 31, 2019

SCS-QTLY-0919
1.804877.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. (a)	42,400	$3,159
Iridium Communications, Inc. (a)	128,800	3,277
		6,436
Entertainment - 0.4%
Cinemark Holdings, Inc.	126,750	5,060
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	139,800	5,210
Media - 1.3%
Gray Television, Inc. (a)	172,800	3,067
Nexstar Broadcasting Group, Inc. Class A	36,300	3,694
Sinclair Broadcast Group, Inc. Class A	72,700	3,653
The New York Times Co. Class A	129,350	4,615
		15,029

TOTAL COMMUNICATION SERVICES		31,735

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.4%
Fox Factory Holding Corp. (a)	94,000	7,528
Standard Motor Products, Inc.	136,102	6,262
Stoneridge, Inc. (a)	83,000	2,703
		16,493
Diversified Consumer Services - 0.9%
Laureate Education, Inc. Class A (a)	660,800	10,831
Hotels, Restaurants & Leisure - 2.0%
Churchill Downs, Inc.	85,200	10,194
Denny's Corp. (a)	110,200	2,489
Eldorado Resorts, Inc. (a)(b)	85,650	3,865
Planet Fitness, Inc. (a)	26,100	2,053
Wendy's Co.	160,200	2,914
YETI Holdings, Inc. (b)	66,100	2,298
		23,813
Household Durables - 2.8%
Cavco Industries, Inc. (a)	18,166	3,222
Helen of Troy Ltd. (a)	33,400	4,953
M.D.C. Holdings, Inc.	243,826	8,812
Skyline Champion Corp. (a)	251,700	7,173
Taylor Morrison Home Corp. (a)	184,900	4,164
TopBuild Corp. (a)	62,900	5,103
		33,427
Leisure Products - 0.9%
Acushnet Holdings Corp.	273,900	7,001
Clarus Corp.	145,913	2,097
MCBC Holdings, Inc. (a)	123,000	2,042
		11,140
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	50,100	4,243
Specialty Retail - 2.7%
Monro, Inc.	107,400	9,044
Murphy U.S.A., Inc. (a)	109,900	9,711
The Children's Place Retail Stores, Inc.	70,000	6,837
Williams-Sonoma, Inc. (b)	109,400	7,295
		32,887
Textiles, Apparel & Luxury Goods - 2.6%
Carter's, Inc.	53,600	4,986
Deckers Outdoor Corp. (a)	72,300	11,299
Oxford Industries, Inc.	28,800	2,108
Steven Madden Ltd.	309,488	10,680
Wolverine World Wide, Inc.	105,100	2,853
		31,926

TOTAL CONSUMER DISCRETIONARY		164,760

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	407,500	9,601
Casey's General Stores, Inc.	35,900	5,813
Performance Food Group Co. (a)	305,575	13,392
		28,806
Food Products - 1.8%
Darling International, Inc. (a)	246,100	5,003
Nomad Foods Ltd. (a)	377,800	8,414
Post Holdings, Inc. (a)	76,000	8,149
		21,566
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	277,500	7,645

TOTAL CONSUMER STAPLES		58,017

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Delek U.S. Holdings, Inc.	167,171	7,202
Par Pacific Holdings, Inc. (a)	120,300	2,774
PBF Energy, Inc. Class A	79,756	2,228
		12,204
FINANCIALS - 18.9%
Banks - 10.0%
Associated Banc-Corp.	232,561	5,040
BancFirst Corp.	137,956	8,048
Banner Corp.	140,629	8,334
City Holding Co.	116,000	8,984
Cullen/Frost Bankers, Inc.	101,900	9,674
First Bancorp, Puerto Rico	532,300	5,728
First Citizens Bancshares, Inc.	12,700	5,931
First Hawaiian, Inc.	362,046	9,688
First Interstate Bancsystem, Inc.	187,617	7,510
First Merchants Corp.	174,437	6,875
Heartland Financial U.S.A., Inc.	79,711	3,833
Hilltop Holdings, Inc.	222,700	5,051
Independent Bank Corp., Massachusetts	80,642	6,271
Signature Bank	20,300	2,587
Trico Bancshares	242,417	9,151
Trustmark Corp.	114,800	4,080
WesBanco, Inc.	221,600	8,106
Wintrust Financial Corp.	94,600	6,768
		121,659
Capital Markets - 1.8%
Hamilton Lane, Inc. Class A	107,600	6,316
Houlihan Lokey	62,700	2,884
INTL FCStone, Inc. (a)	49,900	2,035
Morningstar, Inc.	47,819	7,268
Virtu Financial, Inc. Class A (b)	146,800	3,183
		21,686
Consumer Finance - 1.2%
First Cash Financial Services, Inc.	115,600	11,634
Navient Corp.	230,500	3,262
		14,896
Diversified Financial Services - 0.2%
BrightSphere Investment Group, Inc.	223,655	2,393
Insurance - 3.3%
Amerisafe, Inc.	72,900	4,743
Employers Holdings, Inc.	64,843	2,847
First American Financial Corp.	171,200	9,899
Primerica, Inc.	99,500	12,208
White Mountains Insurance Group Ltd.	8,900	9,576
		39,273
Mortgage Real Estate Investment Trusts - 0.2%
New Residential Investment Corp.	128,600	2,018
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	274,200	12,657
LendingTree, Inc. (a)	8,400	2,709
NMI Holdings, Inc. (a)	99,500	2,476
WSFS Financial Corp.	206,942	8,768
		26,610

TOTAL FINANCIALS		228,535

HEALTH CARE - 15.6%
Biotechnology - 6.7%
Abeona Therapeutics, Inc. (a)	3,073	8
ACADIA Pharmaceuticals, Inc. (a)	230,667	5,670
Acorda Therapeutics, Inc. (a)	177,194	1,228
Agios Pharmaceuticals, Inc. (a)	54,715	2,632
Allakos, Inc. (a)(b)	67,928	2,362
AnaptysBio, Inc. (a)	43,200	2,320
Argenx SE ADR (a)	36,931	5,187
Ascendis Pharma A/S sponsored ADR (a)	40,006	4,631
Atara Biotherapeutics, Inc. (a)	12,055	172
Audentes Therapeutics, Inc. (a)	64,900	2,526
bluebird bio, Inc. (a)	22,528	2,956
Blueprint Medicines Corp. (a)	50,754	5,083
Cellectis SA sponsored ADR (a)	96,200	1,400
Crinetics Pharmaceuticals, Inc. (a)(b)	121,150	2,457
FibroGen, Inc. (a)	147,700	6,980
Heron Therapeutics, Inc. (a)	150,200	2,619
Insmed, Inc. (a)	155,465	3,412
Intercept Pharmaceuticals, Inc. (a)	39,803	2,502
Ionis Pharmaceuticals, Inc. (a)	29,528	1,945
Kezar Life Sciences, Inc. (a)	180,500	1,016
Kura Oncology, Inc. (a)	112,800	2,157
La Jolla Pharmaceutical Co. (a)	131,200	1,097
Mirati Therapeutics, Inc. (a)(b)	30,200	3,195
Neurocrine Biosciences, Inc. (a)	48,950	4,718
Principia Biopharma, Inc.	86,800	3,224
Protagonist Therapeutics, Inc. (a)	239,275	2,637
Sage Therapeutics, Inc. (a)	20,900	3,351
Sarepta Therapeutics, Inc. (a)	21,600	3,215
Scholar Rock Holding Corp. (a)	4,300	53
Zymeworks, Inc. (a)	15,800	361
		81,114
Health Care Equipment & Supplies - 4.0%
CONMED Corp.	35,200	3,075
Haemonetics Corp. (a)	74,400	9,083
Hill-Rom Holdings, Inc.	94,600	10,088
Integer Holdings Corp. (a)	134,400	11,764
Masimo Corp. (a)	55,600	8,776
STERIS PLC	35,900	5,344
		48,130
Health Care Providers & Services - 1.7%
Chemed Corp.	5,696	2,309
G1 Therapeutics, Inc. (a)	114,800	2,848
LHC Group, Inc. (a)	69,900	8,848
Molina Healthcare, Inc. (a)	52,800	7,011
		21,016
Health Care Technology - 0.5%
Health Catalyst, Inc.	17,600	779
Inovalon Holdings, Inc. Class A (a)	407,826	6,117
		6,896
Life Sciences Tools & Services - 1.1%
Bruker Corp.	31,000	1,483
ICON PLC (a)	74,100	11,572
		13,055
Pharmaceuticals - 1.6%
Morphic Holding, Inc.	56,500	1,276
MyoKardia, Inc. (a)	79,930	4,351
Nektar Therapeutics (a)	63,000	1,793
Theravance Biopharma, Inc. (a)	132,478	2,762
Turning Point Therapeutics, Inc.	7,700	307
Xeris Pharmaceuticals, Inc. (a)	245,900	2,877
Zogenix, Inc. (a)	127,800	6,156
		19,522

TOTAL HEALTH CARE		189,733

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.3%
Moog, Inc. Class A	118,362	9,642
Teledyne Technologies, Inc. (a)	22,251	6,481
		16,123
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	152,048	3,544
Building Products - 1.7%
Allegion PLC	24,505	2,537
Armstrong World Industries, Inc.	49,500	4,837
Continental Building Products, Inc. (a)	133,100	3,272
Gibraltar Industries, Inc. (a)	100,100	4,148
Simpson Manufacturing Co. Ltd.	99,220	6,128
		20,922
Commercial Services & Supplies - 0.7%
Interface, Inc.	186,040	2,579
Tetra Tech, Inc.	65,500	5,188
		7,767
Construction & Engineering - 2.6%
Comfort Systems U.S.A., Inc.	88,376	3,712
EMCOR Group, Inc.	125,780	10,615
Fluor Corp.	135,700	4,412
MasTec, Inc. (a)	99,900	5,127
Valmont Industries, Inc.	58,380	8,033
		31,899
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	170,100	12,298
Industrial Conglomerates - 0.9%
ITT, Inc.	176,240	11,001
Machinery - 2.7%
Allison Transmission Holdings, Inc.	74,900	3,442
ESCO Technologies, Inc.	58,100	4,855
Gardner Denver Holdings, Inc. (a)	52,300	1,724
Luxfer Holdings PLC sponsored	180,400	3,576
ProPetro Holding Corp. (a)	268,900	4,875
Rexnord Corp. (a)	170,200	4,985
SPX Flow, Inc. (a)	226,609	9,191
		32,648
Professional Services - 1.0%
CBIZ, Inc. (a)	310,300	7,252
FTI Consulting, Inc. (a)	42,200	4,408
		11,660
Trading Companies & Distributors - 1.1%
Kaman Corp.	147,775	9,369
MRC Global, Inc. (a)	234,490	3,667
		13,036

TOTAL INDUSTRIALS		160,898

INFORMATION TECHNOLOGY - 15.9%
Electronic Equipment & Components - 2.2%
ePlus, Inc. (a)	79,552	6,038
Fabrinet (a)	156,440	8,398
Insight Enterprises, Inc. (a)	64,000	3,521
Plexus Corp. (a)	47,300	2,824
TTM Technologies, Inc. (a)	528,484	5,528
		26,309
IT Services - 5.8%
Amdocs Ltd.	64,400	4,121
CACI International, Inc. Class A (a)	27,600	5,938
Endava PLC ADR (a)	128,100	4,740
EPAM Systems, Inc. (a)	42,998	8,333
ExlService Holdings, Inc. (a)	133,633	9,193
Maximus, Inc.	63,150	4,642
Perficient, Inc. (a)	115,400	3,943
Perspecta, Inc.	138,400	3,229
Presidio, Inc.	241,600	3,382
Science Applications International Corp.	56,450	4,819
Verra Mobility Corp. (a)	286,500	3,968
Virtusa Corp. (a)	93,000	4,155
WNS Holdings Ltd. sponsored ADR (a)	164,850	10,389
		70,852
Semiconductors & Semiconductor Equipment - 3.0%
Brooks Automation, Inc.	79,500	3,085
Cabot Microelectronics Corp.	41,000	4,988
Entegris, Inc.	267,200	11,626
Nanometrics, Inc. (a)	201,000	6,307
Semtech Corp. (a)	183,700	9,712
		35,718
Software - 4.9%
Altair Engineering, Inc. Class A (a)	101,000	4,203
Black Knight, Inc. (a)	54,200	3,432
Ebix, Inc.	46,100	2,122
Everbridge, Inc. (a)	118,100	12,082
Five9, Inc. (a)	184,200	9,094
LivePerson, Inc. (a)	244,700	8,122
Mimecast Ltd. (a)	51,000	2,428
Q2 Holdings, Inc. (a)	42,100	3,363
ShotSpotter, Inc. (a)	34,800	1,308
SPS Commerce, Inc. (a)	27,451	3,070
Varonis Systems, Inc. (a)	51,200	3,682
Workiva, Inc. (a)	116,600	6,703
		59,609

TOTAL INFORMATION TECHNOLOGY		192,488

MATERIALS - 3.7%
Chemicals - 2.0%
Axalta Coating Systems Ltd. (a)	161,300	4,779
Innospec, Inc.	138,909	12,971
Olin Corp.	184,900	3,711
Orion Engineered Carbons SA	130,200	2,536
		23,997
Construction Materials - 0.5%
Eagle Materials, Inc.	49,300	4,081
nVent Electric PLC	88,000	2,182
		6,263
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	137,350	2,331
Metals & Mining - 0.5%
Atkore International Group, Inc. (a)	100,300	2,737
Steel Dynamics, Inc.	125,950	3,969
		6,706
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp. (b)	219,800	5,746

TOTAL MATERIALS		45,043

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.4%
American Assets Trust, Inc.	103,400	4,798
Americold Realty Trust	361,550	12,123
Corporate Office Properties Trust (SBI)	169,300	4,727
CubeSmart	141,800	4,814
Equity Commonwealth	124,800	4,191
Equity Lifestyle Properties, Inc.	39,750	4,939
Essential Properties Realty Trust, Inc.	175,700	3,711
Four Corners Property Trust, Inc.	164,006	4,418
Front Yard Residential Corp. Class B	273,800	3,288
Lexington Corporate Properties Trust	404,400	3,991
PS Business Parks, Inc.	32,400	5,670
Rexford Industrial Realty, Inc.	155,350	6,431
Store Capital Corp.	100,607	3,442
Terreno Realty Corp.	223,900	10,940
		77,483
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC	227,700	4,518

TOTAL REAL ESTATE		82,001

UTILITIES - 1.2%
Electric Utilities - 0.7%
Allete, Inc.	64,300	5,591
Vistra Energy Corp.	125,450	2,692
		8,283
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	67,950	6,041

TOTAL UTILITIES		14,324

TOTAL COMMON STOCKS
(Cost $969,918)		1,179,738
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.05% to 2.38% 8/1/19 to 10/24/19 (c)
(Cost $489)	490	489
	Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Cash Central Fund 2.43% (d)	39,180,774	$39,189
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	18,712,816	18,715
TOTAL MONEY MARKET FUNDS
(Cost $57,903)		57,904
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,028,310)		1,238,131
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(26,494)
NET ASSETS - 100%		$1,211,637

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	140	Sept. 2019	$11,037	$236	$236

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $489,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$444
Fidelity Securities Lending Cash Central Fund	130
Total	$574

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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